COWEN STANDBY TAX EXEMPT RESERVE FUND, INC.


     I, the undersigned duly elected officer of Cowen Standby Tax Exempt Reserve Fund, Inc., do hereby certify that (i) the form of prospectus and the Statement of Additional Information that would have been filed under Rule 497 (c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed January 28, 1997, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certification on this 4th day of February, 1997.


          COWEN STANDBY TAX EXEMPT RESERVE FUND, INC.


          By: /s/ Rodd M. Baxter
                Rodd M. Baxter
                Secretary